ANNUAL
REPORT
October 31, 1997

GRANUM
VALUE
FUND
Shareholder Services
1-888-5-GRANUM
(547-2686)

GRANUM CAPITAL MANAGEMENT, L.L.C.
Investment Adviser

GRANUM VALUE FUND

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
NOVEMBER 1, 1997

Dear Shareholder:

    From its commencement of operations on May 1, 1997 through its fiscal year-end on October 31, 1997, the Granum Value Fund returned 16.95% versus 15.16% for the S&P 500. Our top five positions as of October 31, 1997 were Bank of New York, Intel, Philip Morris, Federal National Mortgage, and Reynolds and Reynolds.

    The Fund benefited from generally favorable market conditions as well as good stock selection during our first fiscal year. Our economy experienced solid growth, low inflation, and rising equity prices during the period. We acknowledge that six months is a short period of time, but nonetheless, the Fund did, after fees, outperform the S&P 500 by nearly 2%.

    In general, we will continue to seek good to great companies with great to good managements having superior financial characteristics, specifically return on equity and return on assets, and hence, the ability to grow their earnings at a rate greater than the market, yet selling at discounts to the market. In the past this investment approach has enabled us to generate superior returns.

    We take seriously the trust you have placed in us and will do our utmost to generate superior returns for you.

LEWIS M. EISENBERG                               WALTER F. HARRISON, III
Lewis M. Eisenberg                               Walter F. Harrison, III
Co-Chairman                                      Co-Chairman

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE

             MEASUREMENT PERIOD
           (FISCAL YEAR COVERED)                GRANUM VALUE FUND            S&P 500
5/1/97                                                         10000                   10000
5/31/97                                                        10605                   10609
6/30/97                                                        10760                   11084
7/30/97                                                        11660                   11966
8/31/97                                                        11565                   11296
9/30/97                                                        12285                   11914
10/31/97                                                       11695                   11516

    The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. S&P 500 total return assumes all dividends are reinvested.

    This chart assumes an initial gross investment of $10,000 made on May 1, 1997 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997

  SHARES                                  VALUE
----------                             -----------
             COMMON STOCKS 71.7%*
             ------------------------
             APARTMENT REITS 1.6%*
   26,000    Ambassador Apartments,
               Inc.                    $   557,375
   26,000    Walden Residential
               Properties, Inc.            633,750
                                       -----------
                                         1,191,125
                                       -----------
             BANKS AND SAVINGS &
             LOANS 3.4%*
    9,100    First Republic Bank**         257,075
   10,800    MSB Bancorp, Inc.             302,400
   49,000    North Fork
               Bancorporation, Inc.      1,442,437
   14,800    PFF Bancorp, Inc.**           284,900
    7,950    Queens County Bancorp,
               Inc.                        288,188
                                       -----------
                                         2,575,000
                                       -----------
             BUILDING & HOUSING 2.0%*
   17,000    Beazer Homes USA,
               Inc.**(1)                   325,125
    3,500    Del Webb Corporation           69,781
   20,200    Forest City Enterprises,
               Inc. Class A              1,166,550
                                       -----------
                                         1,561,456
                                       -----------

  SHARES                                  VALUE
----------                             -----------
             BUSINESS SERVICES 4.4%*
  197,300    Reynolds & Reynolds
               Company Class A         $ 3,378,762
                                       -----------
             COMPUTER HARDWARE 2.0%*
   30,000    Electroglas, Inc.**           570,000
    5,000    Fusion Systems
               Corporation -- rights
               **                            5,312
   36,000    Seagate Technology,
               Inc.**                      976,500
                                       -----------
                                         1,551,812
                                       -----------
             DEFENSE 0.5%*
    6,200    Alliant Techsystems,
               Inc.**                      368,900
                                       -----------
             ENERGY SERVICES 0.5%*
    6,000    Petroleum Geo-Services**      415,500
                                       -----------
             ENGINEERING &
             CONSTRUCTION 0.4%*
   12,700    The Turner Corporation**      276,225
                                       -----------
             ENTERTAINMENT & LEISURE
             7.7%*
    3,800    AMC Entertainment Inc.**       77,188
   22,000    Brunswick Corporation(1)      742,500
  237,400    Grand Casinos, Inc.**       3,190,063
   75,000    Mirage Resorts**            1,875,000
                                       -----------
                                         5,884,751
                                       -----------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997

  SHARES                                  VALUE
----------                             -----------
             FINANCIAL SERVICES 9.3%*
   34,000    CMAC Investment
               Corporation             $ 1,859,375
   47,700    DVI, Inc.**                   921,206
   73,000    Fannie Mae                  3,535,937
   12,300    Kansas City Southern
               Industries, Inc.            375,150
    5,000    Salomon, Inc.                 388,438
                                       -----------
                                         7,080,106
                                       -----------
             FOOD, BEVERAGE & TOBACCO
             5.0%*
   96,000    Philip Morris Companies
               Inc.                      3,804,000
                                       -----------
             HEALTH CARE 0.4%*
   10,000    Graham -- Field Health
               Products, Inc.**            160,625
   15,000    International Isotopes
               Inc.**                      140,625
                                       -----------
                                           301,250
                                       -----------
             HOTEL REITS 3.5%*
   72,000    Equity Inns Inc.            1,134,000
   77,000    RFS Hotel Investors,
               Inc.                      1,511,125
                                       -----------
                                         2,645,125
                                       -----------
             HOUSEHOLD PRODUCTS 1.2%*
   63,300    The Maxim Group, Inc.**       894,113
                                       -----------

  SHARES                                  VALUE
----------                             -----------
             INSURANCE 7.0%*
   22,700    CNA Financial
               Corporation**           $ 2,816,219
    2,000    Hartford Life, Inc.
               Class A                      73,875
   54,200    Orion Capital
               Corporation               2,439,000
                                       -----------
                                         5,329,094
                                       -----------
             MISCELLANEOUS 1.6%*
   74,600    Compass Plastics &
               Technologies, Inc. **       643,425
    6,000    NACCO Industries, Inc.
               Class A                     618,000
                                       -----------
                                         1,261,425
                                       -----------
             MORTGAGE REITS 6.2%*
   24,000    Annaly Mortgage
               Management, Inc.**          285,000
   25,000    Hanover Capital Mortgage
               Holdings, Inc.**            440,625
   90,000    Imperial Credit
               Commercial Mortgage
               Investment Corp. **       1,485,000
   25,000    Novastar Financial,
               Inc.**                      450,000
   48,000    Ocwen Asset Investment
               Corp.                       954,000
   45,000    Redwood Trust, Inc.         1,130,625
                                       -----------
                                         4,745,250
                                       -----------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997

  SHARES                                  VALUE
----------                             -----------
             OFFICE PRODUCTS 1.6%*
   91,000    OfficeMax, Inc.**         $ 1,217,125
                                       -----------
             PRINTING & PUBLISHING 1.4%*
   47,200    Big Flower Press
               Holding, Inc.**           1,038,400
                                       -----------
             RESTAURANTS 1.6%*
   26,200    Cooker Restaurant
               Corporation                 262,000
   41,000    Lone Star Steakhouse &
               Saloon, Inc. **             948,125
                                       -----------
                                         1,210,125
                                       -----------
             SHOPPING CENTER/
             MALL REITS 2.8%*
   33,000    Crown American Realty
               Trust                       311,437
   98,400    FAC Realty Trust Inc.**       774,900
   72,000    Prime Retail, Inc.          1,075,500
                                       -----------
                                         2,161,837
                                       -----------
             SOFTWARE 3.9%*
   39,000    Computer Associates
               International, Inc.       2,907,938
    3,300    Platinum Technology,
               Inc.**                       80,025
                                       -----------
                                         2,987,963
                                       -----------

  SHARES                                  VALUE
----------                             -----------
             SPECIALTY CHEMICALS
               1.4%*
   24,700    General Chemical Group,
               Inc.(1)                 $   725,563
    8,400    OM Group, Inc.                317,100
                                       -----------
                                         1,042,663
                                       -----------
             TELECOMMUNICATIONS 2.3%*
    7,000    Asia Pacific Wire &
               Cable Corporation**          64,750
   21,000    Globalstar
               Telecommunications
               Ltd.                        976,500
   22,000    NTL Incorporated**            596,750
    9,300    STARTEC Global
               Communications
               Corporation**               138,337
                                       -----------
                                         1,776,337
                                       -----------
             Total Common Stocks
             (Cost of $51,446,851)      54,698,344
                                       -----------
             WARRANTS 11.2%*
             -------------------
   72,500    Intel Corp. expires
               3/14/98**                 4,105,312
   34,800    The Bank of New York
               Company, Inc. expires
               11/29/98**                4,445,700
                                       -----------
             Total Warrants
             (Cost $ 8,693,605)          8,551,012
                                       -----------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997

PRINCIPAL
  AMOUNT                                  VALUE
----------                             -----------

             VARIABLE RATE DEMAND
             NOTES 19.7%*
             ------------------------
$2,819,234   American Family
               Financial Services,
               Inc.                    $ 2,819,234
2,568,288    Johnson Controls, Inc.      2,568,288
1,211,305    General Mills, Inc.         1,211,305
  342,990    Sara Lee Corporation          342,990
3,424,709    Pitney Bowes Credit
               Corp.                     3,424,709
3,600,000    Warner - Lambert Company    3,600,000
1,066,322    Wisconsin Electric Power
               Company                   1,066,322
                                       -----------
             Total Variable Rate
               Demand Notes
             (Cost of $15,032,848)      15,032,848
                                       -----------
             Total Investments
             (Cost of $75,173,304)     $78,282,204
                                       ===========

*   Calculated as a percentage of net assets.
**  Non-income producing security.
(1) All or a portion of the shares have been committed as collateral for written put options.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997

ASSETS:
  Investments, at value (Cost $75,173,304)..................  $78,282,204
  Receivable for capital shares sold........................      717,476
  Dividends receivable......................................       63,177
  Interest receivable.......................................       57,598
  Organizational expenses, net of accumulated
    amortization............................................      101,622
  Other assets..............................................       29,465
                                                              -----------
         Total assets.......................................   79,251,542
                                                              -----------
LIABILITIES:
  Payable for securities purchased..........................    2,698,149
  Payable to Investment Adviser.............................      108,109
  Distribution fees payable.................................       29,866
  Shareholder service fees payable..........................       15,033
  Put options written (Premiums received $51,630)...........       54,000
  Accrued expenses and other liabilities....................       83,786
                                                              -----------
         Total liabilities..................................    2,988,943
                                                              -----------
NET ASSETS..................................................  $76,262,599
                                                              ===========
NET ASSETS CONSIST OF:
  Capital stock.............................................  $73,138,284
  Accumulated undistributed net realized gain on investments
    and option contracts expired or closed..................       17,785
  Net unrealized appreciation (depreciation) on:
    Investments.............................................    3,108,900
    Written options.........................................       (2,370)
                                                              -----------
         Total Net Assets...................................  $76,262,599
                                                              ===========
  Shares of beneficial interest outstanding (unlimited
    number of shares authorized, $.001 par value)...........    3,260,570
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE.....................................................       $23.39
                                                              ===========

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
MAY 1, 1997(1) THROUGH OCTOBER 31, 1997

INVESTMENT INCOME:
  Dividend income...........................................  $  261,706
  Interest income...........................................     194,580
                                                              ----------
    Total investment income.................................     456,286
                                                              ----------
EXPENSES:
  Investment advisory fees..................................     286,528
  Distribution fees.........................................     101,519
  Shareholder servicing fees................................      50,759
  Administration fees.......................................      18,249
  Transfer agent fees and expenses..........................      18,770
  Fund accounting fees......................................      12,691
  Custody fees..............................................       7,267
  Professional fees.........................................      39,989
  Federal and state registration............................      35,659
  Trustees' fees and expenses...............................      20,450
  Amortization of organizational expenses...................      11,326
  Insurance expense.........................................       6,674
  Reports to shareholders...................................       3,742
  Other.....................................................         456
                                                              ----------
    Total expenses..........................................     614,079
    Expense reimbursement by Adviser........................     (52,009)
                                                              ----------
    Net expenses............................................     562,070
                                                              ----------
NET INVESTMENT LOSS.........................................    (105,784)
                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments.............................................      81,042
    Option contracts expired or closed......................     (36,425)
                                                              ----------
  Total realized gain.......................................      44,617
  Change in unrealized appreciation on:
    Investments.............................................   3,108,900
    Written options.........................................      (2,370)
                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............   3,151,147
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $3,045,363
                                                              ==========

(1)Commencement of Operations

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
MAY 1, 1997(1) THROUGH OCTOBER 31, 1997

OPERATIONS:
  Net investment loss.......................................  $  (105,784)
  Net realized gain on investments and option contracts
    expired or closed.......................................       44,617
  Change in unrealized appreciation on investments and
    written options.........................................    3,106,530
                                                              -----------
    Net increase in net assets resulting from operations....    3,045,363
                                                              -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.................................   76,623,996
  Cost of shares redeemed...................................   (3,506,760)
                                                              -----------
    Net increase in net assets from capital share
      transactions..........................................   73,117,236
                                                              -----------
TOTAL INCREASE IN NET ASSETS................................   76,162,599
NET ASSETS:
  Beginning of period.......................................      100,000
                                                              -----------
  End of period.............................................  $76,262,599
                                                              ===========

(1)Commencement of Operations

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
MAY 1, 1997(1) THROUGH OCTOBER 31, 1997

Selected per share data:(4)
Net asset value, beginning of period........................  $ 20.00
                                                              -------
Income from Investment Operations:
Net investment loss.........................................    (0.03)
Net realized and unrealized gain on investments.............     3.42
                                                              -------
Total from investment operations............................     3.39
                                                              -------
Net asset value, end of period..............................   $23.39
                                                              =======
Total return(2)                                                 16.95%
Supplemental data and ratios:
Net assets, end of period (000's)...........................  $76,263
Ratio of net expenses to average net assets:(3)
  Before expense reimbursement..............................     3.03%
  After expense reimbursement...............................     2.77%
Ratio of net investment income to average net assets:(3)
  Before expense reimbursement..............................    (0.78)%
  After expense reimbursement...............................    (0.52)%
Portfolio turnover rate.....................................     3.12%
Average commission rate paid................................  $0.0583

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a Share of Capital Stock of the Fund outstanding for the entire period.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Granum Value Fund (the "Fund") is a non-diversified series of Granum Series Trust (the "Trust"), an open-end management investment company. The Trust is a Delaware business trust, organized pursuant to a Certificate of Trust dated December 19, 1996. The Trust has established one series of its shares, representing interests in the Fund. The investment objective of the Fund is to seek capital appreciation. The Fund issued and sold 5,000 shares of its capital stock at $20 per share on March 14, 1997. These shares were purchased by the investment adviser of the Fund, Granum Capital Management, L.L.C. (the "Adviser") to provide the Fund with its initial capital. The Fund commenced operations on May 1, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange ("NYSE") is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange. Securities traded on the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the last sales price, or, if no sales are reported, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. Debt securities which mature in less than 60 days are valued at amortized cost, which approximates market value.

b) Organization Costs - Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Adviser and subsequently reimbursed by the Fund. The proceeds of any redemption of the initial shares purchased by the Adviser (see Note 1) will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

c) Written Option Accounting - The Fund writes put options on stock indices for hedging purposes. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

reflect the current value of the option written. Option contracts are valued at the last sales price reported on the day of valuation. If no sale is reported, the option contract written is valued at the bid price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying stock index, and the liability related to such option is eliminated.

d) Purchased Option Accounting - The Fund purchases put options on stock indices to hedge against a general decline in the stock market or in a particular market segment or industry. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the current bid price. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying stock indices.

e) Distribution to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and realized gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. Accordingly, at October 31, 1997, reclassifications were recorded from accumulated net investment losses to reduce accumulated net realized gains by $26,832 and capital stock by $78,952.

f) Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to comply with the provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute investment company net taxable income and net capital gains to shareholders.

g) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available, and interest income is recognized on an accrual basis.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

3. SHARES OF BENEFICIAL INTEREST

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $0.001 par value, of the Fund. Share transactions for the period May 1, 1997 through October 31, 1997 were as follows:

Shares sold                    3,407,243
Shares redeemed                 (151,673)
                               ---------
Net increase                   3,255,570
                               =========

4. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, for the period May 1, 1997 through October 31, 1997 were $56,549,814 and $989,160, respectively.

At October 31, 1997, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

Appreciation                   $ 5,905,438
(Depreciation)                  (2,796,538)
                               -----------
Net unrealized appreciation
  on investments               $ 3,108,900
                               ===========

At October 31, 1997, the cost of investments for federal income tax purposes was $75,157,889.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser - The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement dated March 13, 1997. Under the terms of the agreement, the Adviser receives a fee, accrued daily and payable monthly at the annual rate of 1.25% of the Fund's average daily net assets (the "Basic Fee"), which is adjusted monthly (the "Monthly Performance Adjustment") depending on the extent to which the investment performance of the Fund, after expenses, exceeds or was exceeded by the percentage change in the investment performance of the S&P 500 Index. The Monthly Performance Adjustment, which commenced August 1, 1997, may increase or decrease the total advisory fee payable to the Adviser (the "Total Advisory Fee") by up to 0.75% per year of the value of the Fund's average daily net assets.

The Adviser reimbursed various expenses incurred by the Fund during the period ended October 31, 1997 of $52,009. Further reimbursements of such expenses were discontinued at such time as the Fund's assets were $20 million for a period of 30 days.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

Distribution Plan - Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund has adopted a distribution plan (the "Distribution Plan"). Under the Distribution Plan, the Fund compensate its Distributors, Mercer Allied Company ("Mercer") and Granum Securities L.L.C. ("Granum Securities"), in consideration of the services they provide in connection with the sale of the Fund's shares to investors ("Distribution Services") and for the furnishing of account related services by the Distributors and securities dealers to shareholders of the Fund ("Shareholder Services"). Shareholder Services provided by the Distributors and securities dealers include responding to shareholder inquiries regarding the Fund and their accounts with the Fund, and providing shareholders with reports, information and services related to their Fund accounts. Granum Securities is an affiliate of, and is under common control with, the Adviser.

As compensation for Distribution Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.50% of the Fund's average net assets. From such compensation, the Distributors make payments to securities dealers that have sold shares of the Fund to their customers in such amounts as may be agreed to by the Distributors and dealers. As compensation for Shareholder Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.25% of the Fund's average net assets.

The Fund incurred the following expenses for Distribution and Shareholder Services for the period ended October 31, 1997:

                             DISTRIBUTION        SHAREHOLDER
                               SERVICES           SERVICES
                             ------------        -----------
Mercer                          $99,830            $49,914
Granum Securities                 1,689                845

Other - Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

6. PUT OPTION CONTRACTS WRITTEN

The premium amount and the transactions related to put option contracts during the period ended October 31, 1997, were as follows:

                                                                        NUMBER OF CONTRACTS
                                                    PREMIUM AMOUNT   (100 SHARES PER CONTRACT)
                                                    --------------   -------------------------
Options written                                        $77,445                  60
Options closed                                          25,815                  20
                                                       -------                  --
Options outstanding at October 31, 1997, (S&P
  Index, Expiration December 1997, Exercise Price
  $820.00, Market Value $54,000.)                      $51,630                  40
                                                       =======                  ==

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                                       14

GRANUM VALUE FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Granum Series Trust

We have audited the accompanying statement of assets and liabilities of Granum Series Trust - Granum Value Fund (the "Fund"), including the schedule of investments, as of October 31, 1997, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from May 1, 1997 (commencement of operations) through October 31, 1997. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31,1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 1997, and the results of its operations, changes in its net assets and the financial highlights for the period from May 1, 1997 (commencement of operations) through October 31, 1997, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Milwaukee, Wisconsin
November 21, 1997

--------------------------------------------------------------------------------

                                       15